ORDINARY SHARES - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended	12 Months Ended						25 Months Ended	32 Months Ended
	Aug. 12, 2024 USD ($)	Aug. 31, 2023 USD ($)	May 11, 2022 shares	May 05, 2022 shares	Mar. 31, 2022 shares	Nov. 08, 2021 shares	May 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2024 shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares shares	Aug. 11, 2024 USD ($)	Aug. 30, 2023 USD ($)	Aug. 12, 2022 USD ($) $ / shares shares
Ordinary shares
Repurchase of ordinary shares | ¥								¥ 5,101,091		¥ 5,150,628		¥ 1,319,796
Repurchase of ordinary shares								5,101,091	$ 698,847	5,150,628		1,319,796
Ordinary shares and convertible redeemable preferred shares, authorized (in shares)																			25,000,000,000
Ordinary shares and convertible redeemable preferred shares, share capital authorized | $																			$ 500,000
Ordinary shares authorized (in shares)									25,000,000,000		25,000,000,000					25,000,000,000
Ordinary shares par value (in dollars per share) | $ / shares									$ 0.00002		$ 0.00002					$ 0.00002
Restricted class A ordinary shares | 2022 Share Incentive Plan
Ordinary shares
Restriction period				5 years
Restricted class A ordinary shares | 2022 Share Incentive Plan | Mr. PENG Yongdong, Chairman and Chief executive officer [Member]
Ordinary shares
Number of shares issued				71,824,250
Restricted class A ordinary shares | 2022 Share Incentive Plan | Mr. SHAN Yigang, an executive director
Ordinary shares
Number of shares issued				53,868,189
Restricted class A ordinary shares | Shengdu Home Renovation Co Ltd
Ordinary shares
Restriction period					3 years
Number of shares restriction removed									26,589,512							26,589,512
Number of shares agreed to issue					44,315,854
Restricted class A ordinary shares | Shengdu Home Renovation Co Ltd | 2022 Share Incentive Plan
Ordinary shares
Restriction period				5 years
Class A Ordinary Shares
Ordinary shares
Repurchase of ordinary shares								¥ 5,101,100	$ 716,000	¥ 5,150,600	$ 723,200	¥ 1,319,800	$ 187,300		¥ 11,570,800	$ 1,626,500
Repurchase of ordinary shares (in shares)								144,663,195	144,663,195	141,064,215	141,064,215	41,707,914	41,707,914
Share repurchase program									327,435,324							327,435,324
Repurchased and retired shares								147,784,335	147,784,335	123,459,369	123,459,369	35,246,628	35,246,628	306,490,332
Ordinary shares authorized (in shares)									24,114,698,720		24,114,698,720					24,114,698,720			24,114,698,720
Ordinary shares par value (in dollars per share) | $ / shares									$ 0.00002		$ 0.00002		$ 0.00002			$ 0.00002			$ 0.00002
Class A Ordinary Shares | Propitious Global Holdings Limited
Ordinary shares
Number of ordinary shares converted from one class to another			727,407,230
Class A Ordinary Shares | Mr. PENG Yongdong, Chairman and Chief executive officer [Member]
Ordinary shares
Number of ordinary shares converted from one class to another						110,116,275
Class A Ordinary Shares | Mr. SHAN Yigang, an executive director
Ordinary shares
Conversion ratio for the re-designated shares						1
Number of ordinary shares converted from one class to another						47,777,775
Class A Ordinary Shares | 2022 Share Incentive Plan
Ordinary shares
Number of shares restriction removed									0							0
Class B Ordinary Shares
Ordinary shares
Ordinary shares authorized (in shares)									885,301,280		885,301,280					885,301,280			885,301,280
Ordinary shares par value (in dollars per share) | $ / shares																			$ 0.00002
Class B Ordinary Shares | Propitious Global Holdings Limited
Ordinary shares
Conversion ratio for the re-designated shares			1
Class B Ordinary Shares | Ever Orient International Limited
Ordinary shares
Conversion ratio for the re-designated shares								1	1	1	1	1	1
Number of ordinary shares converted from one class to another								4,143,361	4,143,361	3,537,486	3,537,486	1,023,202	1,023,202
Class B Ordinary Shares | Clover Rich Limited
Ordinary shares
Conversion ratio for the re-designated shares								1	1	1	1	1	1
Number of ordinary shares converted from one class to another								1,797,742	1,797,742	1,534,861	1,534,861	443,952	443,952
Class B Ordinary Shares | Mr. Zuo Hui, founder and chairman of the board of directors
Ordinary shares
Conversion ratio for the re-designated shares						1
Number of ordinary shares converted from one class to another						157,894,050
ADSs and/or Class A ordinary shares
Ordinary shares
Repurchase of share authorization | $	$ 3,000,000	$ 2,000,000					$ 1,000,000										$ 2,000,000	$ 1,000,000
Expiration date for purchase of share under share repurchase plan	Aug. 31, 2025	Aug. 31, 2024					May 31, 2023